Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 136,489	$ 46,448	$ 596,910
Accounts receivable, net	363	35,225	14,362
Inventory	9,023	10,493	10,951
Prepaid expenses and other current assets	18,333	771
Total Current Assets	164,208	92,937	622,223
OTHER ASSETS:
Property, plant and equipment, net	65,186	91,123	125,964
Security deposit	8,977	8,977	8,977
Total Other Assets	74,163	100,100	134,941
TOTAL ASSETS	238,371	193,037	757,164
CURRENT LIABILITIES:
Accounts payable	332,684	164,906	65,364
Accrued expenses	24,958	104,402	25,249
Accrued compensation	136,024	511,855	268,154
Total Current Liabilities	493,666	781,163	358,767
LONG-TERM LIABILITIES:
Convertible note payable, net of discount		92,917
Total Long-term Liabilities		92,917
Total Liabilities	493,666	874,080	358,767
Commitments and Contingencies (See Note 8)
SHAREHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.10 par value, 1,000,000 shares authorized; none issued and outstanding at September 30, 2018 and December 31, 2017, respectively
Common stock: $0.001 par value, 500,000,000 shares authorized; 76,997,376 and 45,717,635 issued and outstanding at September 30, 2018 and December 31, 2017, respectively	76,997	45,717	45,203
Additional paid-in capital	30,109,165	22,127,796	14,908,058
Accumulated deficit	(30,441,457)	(22,854,556)	(14,554,864)
Total Shareholders’' Deficit	(255,295)	(681,043)	398,397
Total Liabilities and Shareholders’' Deficit	$ 238,371	$ 193,037	$ 757,164